Carillon Reams Core Plus Bond Fund
Schedule of Investments
September 30, 2024 (Unaudited)

U.S. TREASURY SECURITIES - 27.5%		Par	Value
U.S. Treasury Bonds
2.38%, 02/15/2042		$15,610,000	$12,157,507
2.25%, 02/15/2052		99,620,000	67,932,279
3.00%, 08/15/2052		69,352,000	55,733,543
4.13%, 08/15/2053		39,510,000	39,344,860
4.25%, 08/15/2054		65,490,000	66,871,430
U.S. Treasury Inflation Indexed Notes, 1.75%, 01/15/2034		32,533,528	32,894,309
U.S. Treasury Notes
4.50%, 07/15/2026		33,380,000	33,841,583
4.13%, 02/15/2027		34,570,000	34,969,715
3.88%, 08/15/2034		152,660,000	153,733,390
TOTAL U.S. TREASURY SECURITIES (Cost $494,535,345)			497,478,616

CORPORATE BONDS - 23.1%		Par	Value
Air Freight & Logistics - 0.5%
United Parcel Service, Inc., 5.15%, 05/22/2034		8,810,000	9,259,692

Airlines - 2.2%
Air Canada, Pass Through Trust, Series 2020-2, Class A, 5.25%, 04/01/2029 (a)		2,170,170	2,172,699
Alaska Airlines, Pass Through Trust, Series 2020-1, Class A, 4.80%, 08/15/2027 (a)		8,669,138	8,658,038
American Airlines, Pass Through Trust
Series 2017-2, Class AA, 3.35%, 10/15/2029		1,775,951	1,675,990
Series 2019-1, Class AA, 3.15%, 02/15/2032		1,972,781	1,835,173
British Airways, Pass Through Trust
Series 2019-1, Class AA, 3.30%, 12/15/2032 (a)		1,349,454	1,263,952
Series 2020-1, Class A, 4.25%, 11/15/2032 (a)		2,426,159	2,323,369
Series 2021-1, Class A, 2.90%, 03/15/2035 (a)		654,693	580,717
Delta Air Lines, Pass Through Trust, Series 2020-1, Class AA, 2.00%, 06/10/2028		8,129,407	7,601,907
JetBlue, Pass Through Trust
Series 2019-1, Class AA, 4.00%, 11/15/2032		1,584,345	1,520,241
Series 2020-1, Class A, 2.75%, 05/15/2032		4,415,458	3,949,417
United Airlines, Pass Through Trust
Series 2015-1, Class AA, 3.45%, 12/01/2027		2,164,513	2,083,540
Series 2016-2, Class AA, 2.88%, 10/07/2028		1,352,875	1,265,447
Series 2018-1, Class AA, 3.50%, 03/01/2030		3,759,361	3,540,001
Series 2019-1, Class AA, 4.15%, 08/25/2031		1,123,169	1,077,724
			39,548,215

Auto Manufacturers - 3.2%
Ford Motor Credit Co. LLC
6.95%, 03/06/2026		3,270,000	3,346,691
7.35%, 11/04/2027		7,695,000	8,170,703
General Motors Financial Co., Inc.
6.05%, 10/10/2025		2,555,000	2,586,365
1.25%, 01/08/2026		9,890,000	9,489,660
6.00%, 01/09/2028		16,680,000	17,384,175
Toyota Motor Credit Corp., 5.00%, 03/19/2027		5,340,000	5,472,507
Volkswagen Group of America Finance LLC
5.30%, 03/22/2027 (a)		7,725,000	7,867,021
3.75%, 05/13/2030 (a)		3,760,000	3,564,679
			57,881,801

Automobiles - 0.2%
Ford Motor Co., 3.25%, 02/12/2032		4,875,000	4,151,673

Banks - 5.5%
Bank of America Corp.
3.56% to 04/23/2026 then 3 mo. Term SOFR + 1.32%, 04/23/2027		7,500,000	7,406,549
5.02% to 07/22/2032 then SOFR + 2.16%, 07/22/2033		9,480,000	9,725,986
Citigroup, Inc.
4.54% to 09/19/2029 then SOFR + 1.34%, 09/19/2030		4,945,000	4,950,735
3.79% to 03/17/2032 then SOFR + 1.94%, 03/17/2033		4,340,000	4,065,541
4.91% to 05/24/2032 then SOFR + 2.09%, 05/24/2033		12,905,000	13,007,777
HSBC Holdings PLC, 4.95%, 03/31/2030		5,690,000	5,832,374
JPMorgan Chase & Co.
2.96% to 01/25/2032 then SOFR + 1.26%, 01/25/2033		3,020,000	2,717,711
4.59% to 04/26/2032 then SOFR + 1.80%, 04/26/2033		5,060,000	5,061,072
4.91% to 07/25/2032 then SOFR + 2.08%, 07/25/2033		8,670,000	8,855,354
5.29% to 07/22/2034 then SOFR + 1.46%, 07/22/2035		5,870,000	6,122,021
The PNC Financial Services Group, Inc., 6.04% to 10/28/2032 then SOFR + 2.14%, 10/28/2033		4,310,000	4,656,696
US Bancorp, 5.38% to 01/23/2029 then SOFR + 1.56%, 01/23/2030		9,090,000	9,440,030
Wells Fargo & Co.
4.48% to 04/04/2030 then 3 mo. Term SOFR + 4.03%, 04/04/2031		10,605,000	10,617,007
5.39% to 04/24/2033 then SOFR + 2.02%, 04/24/2034		6,510,000	6,752,139
			99,210,992

Capital Markets - 2.2%
Morgan Stanley, 6.34% to 10/18/2032 then SOFR + 2.56%, 10/18/2033		7,675,000	8,534,869
The Bank of New York Mellon Corp., 4.97% to 04/26/2033 then SOFR + 1.61%, 04/26/2034		8,850,000	9,066,305
The Goldman Sachs Group, Inc., 3.10% to 02/24/2032 then SOFR + 1.41%, 02/24/2033		9,400,000	8,457,487
UBS Group AG
1.36% to 01/30/2026 then 1 yr. CMT Rate + 1.08%, 01/30/2027 (a)		4,805,000	4,599,757
3.13% to 08/13/2029 then 3 mo. LIBOR US + 1.47%, 08/13/2030 (a)(b)		1,190,000	1,113,112
5.96% (1 yr. CMT Rate + 2.20%), 01/12/2034 (a)		7,845,000	8,388,984
			40,160,514

Consumer Finance - 0.3%
American Express Co., 5.04% to 07/26/2027 then SOFR + 0.93%, 07/26/2028		5,955,000	6,084,396

Containers & Packaging - 0.4%
Sonoco Products Co., 3.13%, 05/01/2030		6,620,000	6,166,906

Electric - 4.7%
Appalachian Power Co., 2.70%, 04/01/2031		7,525,000	6,716,154
DTE Electric Co., 5.20%, 04/01/2033		7,305,000	7,652,706
Duke Energy Florida LLC
5.88%, 11/15/2033		2,230,000	2,440,084
5.65%, 04/01/2040		5,606,000	5,973,213
Duke Energy Indiana LLC, 5.25%, 03/01/2034		4,450,000	4,664,990
Duke Energy Progress LLC, 5.25%, 03/15/2033		7,790,000	8,165,922
Entergy Arkansas LLC
5.30%, 09/15/2033		6,130,000	6,403,930
5.45%, 06/01/2034		5,060,000	5,367,037
3.35%, 06/15/2052		4,660,000	3,417,326
Entergy Louisiana LLC, 5.35%, 03/15/2034		5,285,000	5,527,868
Indianapolis Power & Light Co., 5.65%, 12/01/2032 (a)		6,805,000	7,188,960
MidAmerican Energy Co., 5.35%, 01/15/2034		3,725,000	3,953,849
Monongahela Power Co., 5.85%, 02/15/2034 (a)		5,120,000	5,487,660
Public Service Co. of New Hampshire, 5.35%, 10/01/2033		9,575,000	10,145,071
Wisconsin Public Service Corp., 2.85%, 12/01/2051		3,695,000	2,465,920
			85,570,690

Electric Utilities - 1.7%
IPALCO Enterprises, Inc., 4.25%, 05/01/2030		8,270,000	7,994,635
Union Electric Co., 5.20%, 04/01/2034		6,090,000	6,365,937
Wisconsin Power and Light Co.
1.95%, 09/16/2031		4,760,000	4,024,006
3.95%, 09/01/2032		7,150,000	6,872,630
4.95%, 04/01/2033		5,725,000	5,844,912
			31,102,120

Insurance - 0.5%
MetLife, Inc., 5.38%, 07/15/2033		8,525,000	9,070,658

Multi-Utilities - 0.3%
Dominion Energy, Inc., 3.38%, 04/01/2030		4,750,000	4,501,928

Oil & Gas - 0.7%
BP Capital Markets America, Inc.
4.99%, 04/10/2034		3,515,000	3,591,507
5.23%, 11/17/2034		8,995,000	9,365,020
			12,956,527

Oil, Gas & Consumable Fuels - 0.4%
TransCanada PipeLines Ltd., 4.10%, 04/15/2030		7,540,000	7,421,600

Tobacco - 0.3%
Altria Group, Inc., 2.45%, 02/04/2032		5,725,000	4,886,118
TOTAL CORPORATE BONDS (Cost $415,309,431)			417,973,830

ASSET-BACKED SECURITIES - 22.3%		Par	Value
Ally Auto Receivables Trust, Series 2023-1, Class A2, 5.76%, 11/15/2026		4,596,249	4,605,418
American Express Credit Account Master Trust, Series 2022-3, Class A, 3.75%, 08/15/2027		9,210,000	9,160,769
American Homes 4 Rent Trust, Series 2015-SFR2, Class A, 3.73%, 10/17/2052 (a)		4,274,220	4,242,818
AMSR Trust
Series 2019-SFR1, Class A, 2.77%, 01/19/2039 (a)		2,150,000	2,081,133
Series 2020-SFR1, Class A, 1.82%, 04/17/2037 (a)		1,708,361	1,678,891
Series 2020-SFR4, Class A, 1.36%, 11/17/2037 (a)		8,559,951	8,292,669
Series 2020-SFR5, Class A, 1.38%, 11/17/2037 (a)		2,007,359	1,944,120
Series 2021-SFR3, Class A, 1.48%, 10/17/2038 (a)		3,635,000	3,418,108
Series 2024-SFR1, Class A, 4.29%, 07/17/2041 (a)		2,480,000	2,458,881
Avis Budget Rental Car Funding AESOP LLC
Series 2019-3A, Class A, 2.36%, 03/20/2026 (a)		5,060,000	5,025,592
Series 2020-1A, Class A, 2.33%, 08/20/2026 (a)		2,600,000	2,556,808
Series 2022-5A, Class A, 6.12%, 04/20/2027 (a)		3,275,000	3,337,443
Series 2023-5A, Class A, 5.78%, 04/20/2028 (a)		4,310,000	4,425,364
Series 2024-1A, Class A, 5.36%, 06/20/2030 (a)		12,585,000	12,934,346
Series 2024-2A, Class A, 5.13%, 10/20/2028 (a)		9,975,000	10,149,316
Series 2024-3A, Class A, 5.23%, 12/20/2030 (a)		5,525,000	5,669,885
Bank of America Auto Trust, Series 2023-1A, Class A2, 5.83%, 05/15/2026 (a)		5,884,768	5,896,422
BMW Vehicle Owner Trust
Series 2024-A, Class A2A, 5.42%, 02/25/2027		7,245,000	7,294,509
Series 2024-A, Class A2B, 5.60% (30 day avg SOFR US + 0.34%), 02/25/2027		3,830,000	3,833,497
Capital One Multi-Asset Execution Trust, Series 2022-A2, Class A, 3.49%, 05/15/2027		14,445,000	14,348,525
Capital One Prime Auto Receivables Trust, Series 2023-1, Class A2, 5.20%, 05/15/2026		2,174,505	2,174,860
Discover Card Execution Note Trust, Series 2022-A3, Class A3, 3.56%, 07/15/2027		7,080,000	7,029,170
Fifth Third Auto Trust, Series 2023-1, Class A2A, 5.80%, 11/16/2026		5,281,913	5,296,208
FirstKey Homes Trust
Series 2020-SFR1, Class A, 1.34%, 08/17/2037 (a)		5,508,747	5,355,462
Series 2020-SFR2, Class A, 1.27%, 10/19/2037 (a)		10,141,168	9,816,824
Series 2021-SFR1, Class A, 1.54%, 08/17/2038 (a)		8,595,261	8,167,162
Ford Credit Auto Owner Trust
Series 2023-A, Class A2A, 5.14%, 03/15/2026		1,116,540	1,116,580
Series 2023-B, Class A2B, 5.83% (30 day avg SOFR US + 0.49%), 06/15/2026		4,564,183	4,566,394
Series 2024-B, Class A2A, 5.40%, 04/15/2027		3,785,000	3,815,190
Series 2024-B, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 04/15/2027		3,690,000	3,697,643
Series 2024-C, Class A2B, 5.75% (30 day avg SOFR US + 0.40%), 08/15/2027		4,090,000	4,090,408
GM Financial Consumer Automobile Receivables Trust
Series 2023-3, Class A2A, 5.74%, 09/16/2026		2,784,950	2,791,919
Series 2024-1, Class A2A, 5.12%, 02/16/2027		2,221,593	2,225,812
Series 2024-1, Class A2B, 5.74% (30 day avg SOFR US + 0.40%), 02/16/2027		1,873,970	1,874,502
Series 2024-3, Class A2A, 5.35%, 06/16/2027		3,195,000	3,218,682
Series 2024-3, Class A2B, 5.70% (30 day avg SOFR US + 0.36%), 06/16/2027		3,195,000	3,194,380
Hertz Vehicle Financing III LLC
Series 2022-1A, Class A, 1.99%, 06/25/2026 (a)		4,045,000	3,983,090
Series 2023-3A, Class A, 5.94%, 02/25/2028 (a)		2,775,000	2,844,263
Series 2023-4A, Class A, 6.15%, 03/25/2030 (a)		3,505,000	3,672,478
Series 2024-2A, Class A, 5.48%, 01/27/2031 (a)		9,250,000	9,488,071
Hertz Vehicle Financing III LP, Series 2021-2A, Class A, 1.68%, 12/27/2027 (a)		5,395,000	5,080,606
Hertz Vehicle Financing LLC, Series 2021-1A, Class A, 1.21%, 12/26/2025 (a)		9,652,500	9,595,460
Honda Auto Receivables Owner Trust
Series 2022-1, Class A3, 1.88%, 05/15/2026		1,603,525	1,584,409
Series 2023-1, Class A2, 5.22%, 10/21/2025		1,480,598	1,480,803
Series 2024-1, Class A2, 5.36%, 09/15/2026		11,382,762	11,417,214
Series 2024-2, Class A2, 5.48%, 11/18/2026		12,560,000	12,642,728
Hyundai Auto Receivables Trust
Series 2023-A, Class A2A, 5.19%, 12/15/2025		1,490,141	1,490,443
Series 2023-B, Class A2A, 5.77%, 05/15/2026		3,735,072	3,743,881
Series 2023-C, Class A2B, 5.97% (30 day avg SOFR US + 0.63%), 01/15/2027		3,791,278	3,795,660
Series 2024-B, Class A2A, 5.15%, 06/15/2027		4,615,000	4,645,857
Series 2024-B, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 06/15/2027		4,025,000	4,023,652
Invitation Homes Trust
Series 2018-SFR4, Class A, 6.31% (1 mo. Term SOFR + 1.21%), 01/17/2038 (a)		10,412,688	10,417,289
Series 2024-SFR1, Class A, 4.00%, 09/17/2041 (a)		3,110,000	3,016,719
Mercedes-Benz Auto Lease Trust
Series 2023-A, Class A2, 5.24%, 11/17/2025		2,424,580	2,425,306
Series 2024-A, Class A2B, 5.76% (30 day avg SOFR US + 0.42%), 02/16/2027		3,865,000	3,865,901
Series 2024-B, Class A2B, 5.79% (30 day avg SOFR US + 0.44%), 12/15/2026		2,565,000	2,565,404
Mercedes-Benz Auto Receivables Trust
Series 2023-2, Class A2, 5.92%, 11/16/2026		6,788,078	6,816,222
Series 2024-1, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 05/17/2027		6,397,323	6,398,527
Nissan Auto Receivables Owner Trust
Series 2023-A, Class A2A, 5.34%, 02/17/2026		2,228,269	2,229,707
Series 2023-B, Class A2A, 5.95%, 05/15/2026		3,788,555	3,803,096
Series 2023-B, Class A2B, 5.90% (30 day avg SOFR US + 0.56%), 05/15/2026		5,506,620	5,513,148
Series 2024-A, Class A2B, 5.72% (30 day avg SOFR US + 0.38%), 12/15/2026		14,380,000	14,382,616
Porsche Financial Auto Securitization Trust
Series 2023-2A, Class A2A, 5.88%, 11/23/2026 (a)		1,677,286	1,681,283
Series 2023-2A, Class A2B, 5.93% (30 day avg SOFR US + 0.58%), 11/23/2026 (a)		1,351,378	1,351,914
Progress Residential Trust
Series 2021-SFR2, Class A, 1.55%, 04/19/2038 (a)		4,230,263	4,068,303
Series 2021-SFR3, Class A, 1.64%, 05/17/2026 (a)		4,846,290	4,662,374
Series 2021-SFR4, Class A, 1.56%, 05/17/2038 (a)		6,232,179	5,984,134
Series 2021-SFR5, Class A, 1.43%, 07/17/2038 (a)		2,765,329	2,637,309
Series 2021-SFR8, Class A, 1.51%, 10/17/2038 (a)		2,558,870	2,417,372
Series 2022-SFR2, Class A, 2.95%, 04/17/2027 (a)		9,366,774	9,022,033
Series 2024-SFR5, Class A, 3.00%, 08/09/2029 (a)		3,115,000	2,898,388
STAR Trust
Series 2021-SFR1, Class A, 5.81% (1 mo. Term SOFR + 0.71%), 04/17/2038 (a)		4,368,461	4,341,750
Series 2022-SFR3, Class A, 6.75% (1 mo. Term SOFR + 1.65%), 05/17/2039 (a)		9,625,637	9,639,940
Toyota Auto Receivables Owner Trust
Series 2022-D, Class A2A, 5.27%, 01/15/2026		544,773	544,833
Series 2023-A, Class A2, 5.05%, 01/15/2026		726,842	726,859
Series 2023-B, Class A2A, 5.28%, 05/15/2026		3,228,285	3,230,330
Series 2023-C, Class A2A, 5.60%, 08/17/2026		5,141,089	5,152,530
Series 2024-A, Class A2B, 5.69% (30 day avg SOFR US + 0.35%), 12/15/2026		5,766,936	5,767,554
Series 2024-C, Class A2A, 5.16%, 05/17/2027		4,470,000	4,498,080
Series 2024-C, Class A2B, 5.71% (30 day avg SOFR US + 0.37%), 05/17/2027		4,470,000	4,471,842
Tricon Residential Trust, Series 2024-SFR2, Class A, 4.75%, 06/17/2040 (a)		5,771,410	5,786,920
USAA Auto Owner Trust, Series 2023-A, Class A2, 5.83%, 07/15/2026 (a)		2,364,408	2,368,980
TOTAL ASSET-BACKED SECURITIES (Cost $399,761,045)			403,960,988

AGENCY MORTGAGE-BACKED SECURITIES - 18.0%		Par	Value
Fannie Mae Pool
4.00%, 10/15/2054 (c)		28,275,000	27,152,014
4.50%, 10/15/2054 (c)		45,855,000	45,076,706
5.00%, 10/15/2054 (c)		52,040,000	52,005,442
5.50%, 10/15/2054 (c)		164,295,000	166,197,451
6.00%, 10/15/2054 (c)		35,040,000	35,811,893
TOTAL AGENCY MORTGAGE-BACKED SECURITIES (Cost $325,676,740)			326,243,506

COMMERCIAL MORTGAGE-BACKED SECURITIES - 13.2%		Par	Value
BANK, Series 2020-BN30, Class A2, 1.36%, 12/15/2053		2,016,000	1,916,144
Benchmark Mortgage Trust
Series 2018-B5, Class A2, 4.08%, 07/15/2051		1,585,371	1,537,083
Series 2021-B23, Class A2, 1.62%, 02/15/2054		4,555,000	3,984,710
Series 2021-B24, Class A2, 1.95%, 03/15/2054		3,638,000	3,349,241
Series 2022-B33, Class A2, 3.32%, 03/15/2055		8,420,000	8,006,760
Citigroup Mortgage Loan Trust, Inc.
Series 2021-INV1, Class A3A, 2.50%, 05/25/2051 (a)(d)		9,058,669	7,628,142
Series 2021-J3, Class A3A, 2.50%, 09/25/2051 (a)(d)		4,403,252	3,705,566
COMM Mortgage Trust
Series 2015-CR25, Class ASB, 3.54%, 08/10/2048		1,135,264	1,129,399
Series 2015-PC1, Class ASB, 3.61%, 07/10/2050		372,621	371,790
DBJPM Mortgage Trust, Series 2020-C9, Class A2, 1.90%, 08/15/2053		5,270,903	5,011,729
Flagstar Mortgage Trust
Series 2021-12, Class A2, 2.50%, 11/25/2051 (a)(d)		12,065,352	10,169,306
Series 2021-3INV, Class A18, 5.00%, 06/25/2051 (a)(d)		2,176,229	2,162,323
Series 2021-3INV, Class A2, 2.50%, 06/25/2051 (a)(d)		4,008,844	3,378,862
Series 2021-4, Class A1, 2.50%, 06/01/2051 (a)(d)		12,362,886	10,412,356
Series 2021-4, Class A5, 2.50%, 06/01/2051 (a)(d)		1,449,403	1,288,021
Series 2021-6INV, Class A4, 2.50%, 08/25/2051 (a)(d)		2,185,026	1,841,599
Series 2021-7, Class A1, 2.50%, 08/25/2051 (a)(d)		11,969,996	10,088,935
GS Mortgage-Backed Securities Corp. Trust, Series 2021-PJ5, Class A8, 2.50%, 10/25/2051 (a)(d)		3,742,478	3,359,572
GS Mortgage-Backed Securities Trust
Series 2020-INV1, Class A14, 2.92%, 10/25/2050 (a)(d)		2,448,095	2,154,610
Series 2021-INV1, Class A2, 2.50%, 12/25/2051 (a)(d)		1,548,100	1,305,485
Series 2021-PJ2, Class A2, 2.50%, 07/25/2051 (a)(d)		2,640,532	2,225,577
Series 2022-LTV2, Class A21, 4.00%, 12/25/2052 (a)(d)		7,044,165	6,716,824
Series 2022-PJ5, Class A4, 2.50%, 10/25/2052 (a)(d)		2,579,161	2,167,275
Series 2022-PJ6, Class A4, 3.00%, 01/25/2053 (a)(d)		4,431,510	3,872,440
JP Morgan Mortgage Trust
Series 2017-2, Class A7, 3.50%, 05/25/2047 (a)(d)		2,376,271	2,186,632
Series 2020-9, Class A4, 2.50%, 05/25/2051 (a)(d)		3,852,878	3,557,254
Series 2021-1, Class A3, 2.50%, 06/25/2051 (a)(d)		5,262,617	4,465,868
Series 2021-10, Class A3A, 2.00%, 12/25/2051 (a)(d)		11,808,983	9,519,611
Series 2021-14, Class A12, 5.00%, 05/25/2052 (a)(d)		3,409,479	3,399,440
Series 2021-15, Class A2, 3.00%, 06/25/2052 (a)(d)		11,655,767	10,222,014
Series 2021-15, Class A3, 2.50%, 06/25/2052 (a)(d)		3,082,015	2,597,682
Series 2021-3, Class A3, 2.50%, 07/25/2051 (a)(d)		6,866,798	5,787,866
Series 2021-4, Class A3, 2.50%, 08/25/2051 (a)(d)		2,641,958	2,226,331
Series 2021-7, Class A3, 2.50%, 11/25/2051 (a)(d)		2,061,903	1,737,879
Series 2021-8, Class A3, 2.50%, 12/25/2051 (a)(d)		10,664,988	8,983,674
Series 2021-INV4, Class A2A, 2.50%, 01/25/2052 (a)(d)		3,211,097	2,708,406
Series 2021-INV8, Class A2, 3.00%, 05/25/2052 (a)(d)		7,992,177	6,999,285
Series 2022-1, Class A2, 3.00%, 07/25/2052 (a)(d)		4,433,648	3,889,604
Series 2022-4, Class A2A, 3.00%, 10/25/2052 (a)(d)		2,058,872	1,799,232
Series 2022-6, Class A3, 3.00%, 11/25/2052 (a)(d)		1,020,128	895,562
Series 2024-3, Class A3, 3.00%, 05/25/2054 (a)(d)		7,597,455	6,667,276
Series 2024-7, Class A3, 3.00%, 04/25/2053 (a)(d)		5,066,615	4,440,214
JPMBB Commercial Mortgage Securities Trust, Series 2015-C30, Class ASB, 3.56%, 07/15/2048		326,564	325,624
Mello Mortgage Capital Acceptance, Series 2021-MTG1, Class A1, 2.50%, 04/25/2051 (a)(d)		4,772,227	4,007,487
Morgan Stanley Residential Mortgage Loan Trust, Series 2023-1, Class A1, 4.00%, 02/25/2053 (a)(d)		1,229,657	1,153,445
OBX Trust
Series 2021-INV2, Class A3, 2.50%, 10/25/2051 (a)(d)		2,432,444	2,051,711
Series 2022-J2, Class A2, 3.00%, 08/25/2052 (a)(d)		7,178,603	6,272,786
Series 2023-INV1, Class A1, 3.00%, 01/25/2052 (a)(d)		9,352,654	8,202,203
Series 2023-J1, Class A1, 4.50%, 01/25/2053 (a)(d)		6,404,226	6,206,098
PRMI Securitization Trust, Series 2021-1, Class A3, 2.50%, 04/25/2051 (a)(d)		6,194,424	5,500,892
Provident Funding Mortgage Trust, Series 2021-INV2, Class 1A4, 2.00%, 11/25/2051 (a)(d)		1,734,573	1,505,571
PSMC Trust
Series 2021-1, Class A11, 2.50%, 03/25/2051 (a)(d)		1,951,231	1,755,543
Series 2021-2, Class A3, 2.50%, 05/25/2051 (a)(d)		3,919,734	3,533,679
Sequoia Mortgage Trust
Series 2021-4, Class A1, 2.50%, 06/25/2051 (a)(d)		5,861,737	4,933,396
Series 2021-9, Class A1, 2.50%, 01/25/2052 (a)(d)		2,921,447	2,451,392
Towd Point Mortgage Trust, Series 2015-5, Class M2, 3.50%, 05/25/2055 (a)(d)		5,432,239	5,367,869
UWM Mortgage Trust, Series 2021-INV4, Class A10, 5.00%, 12/25/2051 (a)(d)		2,238,242	2,238,029
Wells Fargo Commercial Mortgage Trust, Series 2020-C56, Class A2, 2.50%, 06/15/2053		3,817,479	3,631,078
Wells Fargo Mortgage Backed Securities Trust, Series 2021-1, Class A1, 2.50%, 12/25/2050 (a)(d)		1,030,639	869,320
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $235,358,982)			239,873,702

FOREIGN GOVERNMENT DEBT OBLIGATIONS - 1.4%		Par	Value
Secretaria Tesouro Nacional, 10.00%, 01/01/2031	BRL	146,950,000	24,995,649
TOTAL FOREIGN GOVERNMENT DEBT OBLIGATIONS (Cost $23,889,497)			24,995,649

SHORT-TERM INVESTMENTS - 4.9%
U.S. Treasury Bills - 4.9%		Par
5.11%, 02/20/2025 (e)		89,425,000	87,890,176
TOTAL SHORT-TERM INVESTMENTS (Cost $87,690,247)			87,890,176

TOTAL INVESTMENTS - 110.4% (Cost $1,982,221,287)			1,998,416,467
Liabilities in Excess of Other Assets - (10.4)%			(188,187,526)
TOTAL NET ASSETS - 100.0%			$1,810,228,941

Percentages are stated as a percent of net assets.

Par amount is in USD unless otherwise indicated.

AG - Aktiengesellschaft
CMT - Constant Maturity Treasury Rate
LIBOR - London Interbank Offered Rate
PLC - Public Limited Company
SOFR - Secured Overnight Financing Rate
BRL - Brazilian Real

(a)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors.

(b)	Securities referencing LIBOR are expected to transition to an alternative reference rate by the security’s next scheduled coupon reset date.
(c)	To-be-announced security.
(d)
Coupon rate is variable based on the weighted average coupon of the underlying collateral. To the extent the weighted average coupon of the underlying assets which comprise the collateral increases or decreases, the coupon rate of this security will increase or decrease correspondingly. The rate disclosed is as of September 30, 2024.

(e)	The rate shown is the effective yield as of September 30, 2024.

The Global Industry Classification Standard ("GICS®") was developed by and/or is the exclusive property of MSCI, Inc. ("MSCI") and Standard & Poor’s Financial Services LLC (“S&P”). GICS® is a service mark of MSCI and S&P and has been licensed for use by U.S. Bank Global Fund Services.

Carillon Reams Core Plus Bond Fund
Schedule of Forward Currency Contracts
September 30, 2024 (Unaudited)

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Barclays Capital, Inc.	10/15/2024	NOK	176,034,110	USD	16,075,000	$608,854
Goldman Sachs	10/03/2024	CAD	22,332,753	USD	16,200,000	313,848
Goldman Sachs	10/28/2024	INR	1,499,004,070	USD	17,825,000	38,305
Goldman Sachs	10/24/2024	JPY	987,512,770	USD	6,380,044	516,052
Goldman Sachs	10/24/2024	USD	6,782,415	JPY	987,512,770	(113,681)
J.P. Morgan Securities, Inc.	10/15/2024	AUD	25,001,497	USD	16,501,409	787,785
J.P. Morgan Securities, Inc.	10/15/2024	SEK	172,824,827	USD	16,355,000	675,298
J.P. Morgan Securities, Inc.	10/15/2024	USD	17,023,270	AUD	25,001,497	(265,924)
J.P. Morgan Securities, Inc.	11/13/2024	USD	16,715,000	CHF	14,292,328	(259,115)
J.P. Morgan Securities, Inc.	10/28/2024	USD	17,825,000	CNY	126,530,941	(259,942)
J.P. Morgan Securities, Inc.	10/15/2024	USD	17,023,722	SEK	172,824,827	(6,576)
Total Unrealized Appreciation (Depreciation)						$2,034,904

AUD - Australian Dollar
CAD - Canadian Dollar CHF - Swiss Franc CNY - Chinese Yuan Renminbi
INR - Indian Rupee
JPY - Japanese Yen
NOK - Norwegian Krone
SEK - Swedish Krona USD - United States Dollar Forward Contracts are categorized as Level 2 as of the date of this report.

Carillon Reams Core Plus Bond Fund
Schedule of Credit Default Swap Contracts
September 30, 2024 (Unaudited)

Reference Entity *	Financing Rate Received (Paid)	Payment Frequency	Rating of Reference Entity (Moody’s/S&P)	Maturity Date	Notional Value (b)	Value (c)	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Sell Protection (a):
CDX North American Investment Grade Index Series 43	1.00%	Quarterly	Baa2/BBB	12/20/2029	147,000,000	3,268,382	3,298,601	(30,219)
	0.000%					$3,268,382	$3,298,601	$(30,219))

* Intercontinental Exchange is the central clearing party.

(a) If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation of underlying securities comprising the referenced index.

(b) The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(c) The prices and resulting values for credit default swap agreements on credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

There is $4,375 of variation margin related to swap contracts due from the Fund to the broker as of the date of this report. Credit Default Swap Contracts are categorized as Level 2 as of the date of this report.

Summary of Fair Value Disclosure as of September 30, 2024 (Unaudited)

Carillon Reams Core Plus Bond Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The following is a summary of the fair valuation hierarchy of the Fund’s securities as of September 30, 2024:

	Level 1	Level 2	Level 3	Total

U.S. Treasury Securities	$–	$497,478,616	$–	$497,478,616
Corporate Bonds	–	417,973,830	–	417,973,830
Asset-Backed Securities	–	403,960,988	–	403,960,988
Agency Mortgage-Backed Securities	–	326,243,506	–	326,243,506
Commercial Mortgage-Backed Securities	–	239,873,702	–	239,873,702
Foreign Government Debt Obligations	–	24,995,649	–	24,995,649
U.S. Treasury Bills	–	87,890,176	–	87,890,176
Total Investments	$–	$1,998,416,467	$–	$1,998,416,467